Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Total	1,153,758	$ 974,086
Less accumulated depreciation and amortization	203,370	177,730
Property and equipment, net	950,388	796,356
Land [Member]
Property and Equipment
Total	328,474	269,778
Buildings [Member]
Property and Equipment
Total	482,496	405,918
Buildings [Member] | Minimum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	30
Buildings [Member] | Maximum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	40
Leasehold improvements [Member]
Property and Equipment
Total	134,658	120,531
Machinery and equipment [Member]
Property and Equipment
Total	87,728	79,209
Machinery and equipment [Member] | Minimum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	7
Machinery and equipment [Member] | Maximum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	20
Furniture and fixtures [Member]
Property and Equipment
Total	77,581	70,918
Furniture and fixtures [Member] | Minimum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	3
Furniture and fixtures [Member] | Maximum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	10
Company vehicles [Member]
Property and Equipment
Total	10,706	8,508
Company vehicles [Member] | Minimum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	3
Company vehicles [Member] | Maximum [Member]
Property and Equipment
Property, Plant and Equipment, Estimated Useful Lives	5
Construction in progress [Member]
Property and Equipment
Total	32,115	$ 19,224